SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVERSE TAKEOVER AND PRIVATE PLACEMENT
Schedule of Share-based compensation expense
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
(in thousands)	2021	2020	2021	2020
Cost of goods sold	$-	$-	$-	$-
General and administrative expense	338	213	625	1,825
Total share-based compensation	$338	$213	$625	$1,825

Years Ended December 31,
(in thousands)	2020	2019	2018
Cost of goods sold	$-	$-	$-
General and administrative expense	2,200	3,385	270
Total share based compensation	$2,200	$3,385	$270

Schedule of Stock option activity
			Weighted-Average
	Stock	Weighted-Average	Remaining	Aggregate
(in thousands except per share amounts)	Options	Exercise Price	Contractual Life	Intrinsic Value

Outstanding—December 31, 2020	6,260	$0.97	4.7	$3,162

Granted	1,880	1.41
Exercised	-	-
Cancelled	(1,153)	1.60
Outstanding—June 30, 2021	6,987	$0.95	2.6

Exercisable—June 30, 2021	1,677	$1.02	3	$69

Vested and expected to vest—June 30, 2021	6,987	$0.95	2.6	$2,254

			Weighted-Average
	Stock	Weighted-Average	Remaining	Aggregate
(in thousands except per share amounts)	Options	Exercise Price	Contractual Life	Intrinsic Value
Outstanding—December 31, 2019	1,543	$2.53	4.3	$-

Granted	5,315	0.62
Exercised	-	-
Cancelled	(598)	1.67
Outstanding—December 31, 2020	6,260	$0.97	4.7	$3,162

Exercisable—December 31, 2020	739	$2.10	3.2	$25

Vested and expected to vest—December 31, 2020	6,260	$0.97	4.7	$3,162

Schedule of Restricted stock unit activity
		Weighted-Average
(in thousands except per share amounts)	RSUs	Fair Value

Outstanding—December 31, 2020	450	$0.33

Granted	1,395	1.15
Vested	-	-
Cancelled	(10)	1.11
Outstanding—June 30, 2021	1,835	$0.95

	Restricted Stock	Weighted-Average
(in thousands except per share amounts)	Units	Fair Value
Outstanding—December 31, 2019	230	$2.53

Granted	913	0.62
Vested	(634)	1.63
Cancelled	(59)	1.67
Outstanding—December 31, 2020	450	$0.33

Schedule of Weighted average assumptions
Stock Options	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Expected volatility	50%	50%	50%	50%
Dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.1%	2.2%	0.9%	2.2%
Expected term in years	4.25	4.12	4.25	4.14

RSUs
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Expected volatility	50%	50%	50%	50%
Dividend yield	0%	0%	0%	0%
Risk-free interest rate	0.9%	0.9%	0.9%	0.9%
Expected term in years	0.74	0.60	0.74	0.60

Year Ended December 31,	2020
Expected volatility	50.0%
Dividend yield	0%
Risk-free interest rate	0.95%
Expected term in years	6.0